Document and Entity Information	Feb. 16, 2022
Cover [Abstract]
Entity Registrant Name	UNITED BANCORP INC /OH/
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000731653
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Incorporation State Country Code	OH
Entity File Number	0-16540
Entity Tax Identification Number	34-1405357
Entity Address, Address Line One	201 South 4th Street
Entity Address, City or Town	Martins Ferry
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43935-0010
City Area Code	(740)
Local Phone Number	633-0445
Security 12b Title	Common Stock, Par Value $1.00
Trading Symbol	UBCP
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false